Condensed Consolidated Balance Sheets (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Current Assets
Cash and cash equivalents	$ 6,528,271	$ 2,397,828	$ 3,018,876
Restricted cash	105,000
Credit card holdback receivable	415,571	441,840	239,452
Accounts receivable, net of allowances and reserves of $42,292 and $184,964, respectively	410,846	480,190	185,585
Accrued interest receivable	5,907	5,907
Investments		6,481,205
Prepaid expense and other current assets	184,652	96,815	74,260
Total Current Assets	7,650,247	9,903,785	3,518,173
Fixed assets and intangible assets, net	573,548	578,463	89,506
Notes receivable	130,463	138,803
Security deposits		19,520	18,185
Total other assets		158,323	18,185
Total Assets	8,354,258	10,640,571	3,625,864
Current Liabilities
Accounts payable	1,158,898	1,027,841	497,303
Accrued expenses and other current liabilities	542,326	864,983	456,348
Deferred revenue	3,317,790	3,138,406	1,937,915
Convertible notes payable - related party			45,486
Accrued interest - related party			24,115
Total Current Liabilities	5,019,014	5,031,230	2,961,167
Long term deferred rent	44,938	61,640
Warrant liability	1,546,050	937,000
Commitments
Total Liabilities	6,610,002	6,029,870	2,961,167
Stockholders' Equity
Preferred Stock, $0.001 par value, 10,000,000 shares authorized, none issued and outstanding
Common Stock, $0.001 par value, 100,000,000 shares authorized, 43,805,261, 38,580,261 and 33,210,756 shares issued, respectively, and 38,655,261, 38,580,261 and 33,210,756 shares outstanding, respectively	38,655	38,580	33,211
Additional paid-in capital	9,117,897	8,256,864	2,730,659
Accumulated deficit	(7,412,296)	(3,684,743)	(2,091,570)
Less: deferred compensation			(7,603)
Total Stockholders' Equity	1,744,256	4,610,701	664,697
Total Liabilities and Stockholders' Equity	$ 8,354,258	$ 10,640,571	$ 3,625,864